Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
NON-CURRENT ASSETS
Intangible assets, net	$ 3,403	$ 3,195
Property, plant and equipment, net	2,755	2,899
Right of use assets	895	1,012
Investments in joint ventures	2,642	2,797
Investments in associates	24	25
Contract costs, net	5	5
Deferred tax assets	197	200
Derivative financial instruments	27	0
Amounts due from non-controlling interests, associates and joint ventures	90	39
Other non-current assets	77	66
TOTAL NON-CURRENT ASSETS	10,114	10,238
CURRENT ASSETS
Inventories	37	32
Trade receivables, net	351	371
Contract assets, net	31	41
Amounts due from non-controlling interests, associates and joint ventures	206	29
Prepayments and accrued income	149	156
Current income tax assets	96	119
Supplier advances for capital expenditure	21	22
Equity investments	160	371
Other current assets	181	192
Restricted cash	199	155
Cash and cash equivalents	875	1,164
TOTAL CURRENT ASSETS	2,307	2,652
Assets held for sale	1	5
TOTAL ASSETS	12,422	12,895
EQUITY
Share capital and premium	630	633
Treasury shares	(30)	(51)
Other reserves	(562)	(544)
Retained profits	2,365	2,222
Profit (loss) for the period attributable to equity holders	(344)	149
Equity attributable to owners of the Company	2,059	2,410
Non-controlling interests	215	271
TOTAL EQUITY	2,274	2,680
NON-CURRENT LIABILITIES
Debt and financing	5,578	5,786
Lease liabilities (non-current)	897	988
Derivative financial instruments	14	17
Amounts due to non-controlling interests, associates and joint ventures	29	337
Payables and accruals for capital expenditure	485	61
Provisions and other non-current liabilities	328	322
Deferred tax liabilities	209	285
TOTAL NON-CURRENT LIABILITIES	7,540	7,797
CURRENT LIABILITIES
Debt and financing	113	186
Lease liabilities	123	107
Put option liability	262	264
Derivative financial instruments	1	0
Payables and accruals for capital expenditure	345	348
Other trade payables	334	289
Amounts due to non-controlling interests, associates and joint ventures	311	161
Accrued interest and other expenses	445	432
Current income tax liabilities	71	75
Contract liabilities	90	82
Provisions and other current liabilities	511	474
TOTAL CURRENT LIABILITIES	2,608	2,417
Liabilities directly associated with assets held for sale	0	0
TOTAL LIABILITIES	10,148	10,215
TOTAL EQUITY AND LIABILITIES	$ 12,422	$ 12,895

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).